Income taxes - Expense composition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax expense (recovery)
For current reporting period	$ 67	$ 67	$ 96
Pillar Two global minimum tax	2	0	0
Adjustments recognized in the current period for income tax of prior periods	(7)	(5)	1
Total	62	62	97
Deferred income tax (recovery)
Arising from the origination and reversal of temporary differences	(52)	(55)	(31)
Arising from the write-down of a deferred tax asset	24	0	0
Adjustments recognized in the current period for income tax of prior periods	5	(2)	1
Total	(23)	(57)	(30)
Income tax expense	$ 39	$ 5	$ 67